Trade and Other Current Receivables - Summary of Aging of Trade Receivables (Detail) - EUR (€) € in Millions		Dec. 31, 2020	Dec. 31, 2019
Aging Of Current Trade Receivables [line items]
Total trade receivables		€ 3,626	€ 5,127
Less impairment provision for trade receivables		(193)	(211)
Trade receivables	[1]	3,433	4,916
Not overdue [Member]
Aging Of Current Trade Receivables [line items]
Trade receivables		2,849	3,856
Past due less than three months [Member]
Aging Of Current Trade Receivables [line items]
Trade receivables		481	827
Past due more than three months but less than six months [Member]
Aging Of Current Trade Receivables [line items]
Trade receivables		99	186
Past due more than six months but less than one year [Member]
Aging Of Current Trade Receivables [line items]
Trade receivables		73	94
Past due more than one year [Member]
Aging Of Current Trade Receivables [line items]
Trade receivables		€ 124	€ 164

[1]	2020 includes €61 million (2019: €698 million) due from KKR as a result of an arrangement following the sale of the global spreads business (excluding Southern Africa) where Unilever provided services to KKR for two years from completion of the disposal. See also trade payables on page 142.